Repurchase Reserve Liability (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Repurchase Reserve Liability [Abstract]
Balance at beginning of year	$ 160	$ 160	$ 0
Provision for repurchase liability	40	0	279
Reimbursement of expenses	(40)	0	(119)
Balance at end of year	$ 160	$ 160	$ 160